Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 78,688	£ 65,750
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	191	624
Debt securities and other eligible bills [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	77,736	64,103
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 761	£ 1,023